Recapitalization (Details) - Schedule of number of shares of common stock issued ofconsummation of the business combination	Mar. 31, 2023 shares
Recapitalization (Details) - Schedule of number of shares of common stock issued ofconsummation of the business combination [Line Items]
Business Combination shares	4,274,125
Near Holding Shares	42,109,018
Common stock immediately after the Business Combination	46,383,143
Less: Redemption of KludeIn Class A common stock	(10,205,269)
Class A common stock of KludeIn	199,125
Class A common stock [Member]
Recapitalization (Details) - Schedule of number of shares of common stock issued ofconsummation of the business combination [Line Items]
KludeIn common stock, outstanding prior to the Business Combination	10,404,394
Class B common stock [Member]
Recapitalization (Details) - Schedule of number of shares of common stock issued ofconsummation of the business combination [Line Items]
KludeIn common stock, outstanding prior to the Business Combination	4,075,000